Form N-1A Cover	Jan. 02, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 02, 2026